Net (Loss) Income Per Share - Calculation of Basic and Diluted Net (Loss) Income Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net (loss) income	$ (1,900)	$ 244
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders - basic	56,292	54,287
Dilutive effect of share equivalents resulting from share options and restricted share units		3,368
Weighted-average number of ordinary shares used in computing net (loss) income per share - diluted	56,292	57,655
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ (0.03)	$ 0.00
Diluted	$ (0.03)	$ 0.00